Equity Method Investment - Narrative (Details) - USD ($) $ in Millions	1 Months Ended
	Aug. 31, 2024	Apr. 01, 2026
Peak Maritime Management AS
Schedule of Equity Method Investments [Line Items]
Cash purchase price of additional, percentage		40.00%
Business combination ownership acquired, percentage		14.00%
2020 Bulkers Management AS
Schedule of Equity Method Investments [Line Items]
Shares acquired (in shares)	12,000
Additions	$ 0.3